Corporate Information (Narrative) (Details) - Arrangement Agreement [Member] - Rogers Communications Inc [Member] $ / shares in Units, $ in Billions	Mar. 15, 2021 CAD ($) $ / shares
Corporate Information And Statement Of Ifrs Compliance [Line Items]
Consideration transferred	$ 26
Liabilities incurred	$ 6
Business Acquisition, Share Price | $ / shares	$ 40.50
Percentage of voting equity interests acquired	60.00%
Number of Consecutive Trading Days	10 days